Retained Earnings - Schedule of Retained Earnings (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Miscellaneous equity [abstract]
Legal reserve	₩ 782,249	₩ 782,249
Voluntary reserves	4,651,362	4,651,362
Unappropriated retained earnings	9,489,509	8,317,177
Total	₩ 14,923,120	₩ 13,750,788
Minimum percentage of cash dividend declared appropriation to legal reserve	10.00%	10.00%
Percentage of legal reserve equal to capital stock issued	50.00%	50.00%